Earnings per share	12 Months Ended
Dec. 31, 2022
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Earnings per share
Note 18. Earnings per share
Accounting policy
Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted to take into account the impact of treasury shares.
Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (stock-options, free shares, share warrants, employee warrants).
Detail of earnings per share

	For the year ended December 31,
	2020	2021	2022
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(81,074)	(114,197)	(106,139)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,503,447	44,820,279	45,547,359
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.91)	(2.55)	(2.33)
Basic earnings from discontinued operations per share ($ /share) (1)	(0.65)	(0.39)	(0.16)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.91)	(2.55)	(2.33)
Diluted earnings from discontinued operations per share ( $ /share) (1)	(0.65)	(0.39)	(0.16)

(1)	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)